Additional information about derivatives financial instruments - Protection programs for base metals raw materials and products (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / T T	Dec. 31, 2017 USD ($) T	Dec. 31, 2016 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
Protection programs for base metals raw materials and products
Derivative financial instruments.
Fair value of assets	(10)	$ 24
Financial settlement inflows (outflows)	8
Value at risk	2
Protection programs for base metals raw materials and products | 2019
Derivative financial instruments.
Fair value of liabilities	(8)
Protection programs for base metals raw materials and products | 2020+
Derivative financial instruments.
Fair value of liabilities	$ (2)
Nickel forwards - Fixed price sales - Bought
Derivative financial instruments.
Notional amount (ton) | T	7,244	9,621
Average strike per ton | $ / T	12,166
Fair value of assets	$ (10)	$ 24
Financial settlement inflows (outflows)	7
Value at risk	2
Nickel forwards - Fixed price sales - Bought | 2019
Derivative financial instruments.
Fair value of liabilities	(8)
Nickel forwards - Fixed price sales - Bought | 2020+
Derivative financial instruments.
Fair value of liabilities	$ (2)
Nickel forwards - Raw material purchase - Sold
Derivative financial instruments.
Notional amount (ton) | T	120	292
Average strike per ton | $ / T	12,242
Financial settlement inflows (outflows)	$ 1
Copper forwards - Raw material purchase - Sold
Derivative financial instruments.
Notional amount (ton) | T	81	79
Average strike per ton | $ / T	6,142